Label	Element	Value
Hennessy Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	For Investor Class shares, effective March 1, 2015, the Distribution and Service (12b-1) Fees were reduced from 0.25% to 0.15% and Shareholder Servicing Fees of 0.10% were implemented. The expense table has been restated to reflect that such rates will be in effect for the entire 2016 fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is designed as a balanced fund that seeks yield income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities, but this allocation mix may change over time based on the Manager’s view of economic conditions and underlying security values.  The Fund invests in a blend of primarily domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  The Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of aligning with shareholder interest through stock incentives, insider buying and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.

In addition to the types of securities described above, the Fund’s investments may include foreign securities, including American Depository Receipts or other types of depository receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest in securities issued in initial public offerings.

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate term fixed income securities, but they may invest up to 10% of the Fund’s assets in high - yield bonds (commonly known as “junk bonds”).  In addition to the types of securities described above, the Fund may invest in mortgage-backed securities, asset-backed securities and U.S. denominated bonds issued by foreign companies.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.

The fixed income Portfolio Managers employ continuous analysis and assessment of the variables that influence bond prices. They will use this proprietary approach, which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.

As of January 31, 2016 , the dollar-weighted average maturity of the Fund’s portfolio is 6.59 years based on stated maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer - term bond will increase or decrease more for a given change in interest rates than a shorter - term bond.

Foreign Securities Risk:  The Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S., and Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High - Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indices, please see “Descriptions of Indices ” on page 66 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”).  The performance information provided for periods prior to March 12, 2010 is historical information for the Advisor Class shares of the AFBA Predecessor Balanced Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY EQUITY AND INCOME FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.  The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2015)
Hennessy Equity and Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Hennessy Equity and Income Fund | Blended Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Balanced Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.29%
Hennessy Equity and Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.02%
Hennessy Equity and Income Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
Hennessy Equity and Income Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.43%
Hennessy Equity and Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none	[1]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2006	rr_AnnualReturn2006	15.63%
Annual Return 2007	rr_AnnualReturn2007	8.98%
Annual Return 2008	rr_AnnualReturn2008	(20.91%)
Annual Return 2009	rr_AnnualReturn2009	18.43%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	10.61%
Annual Return 2012	rr_AnnualReturn2012	8.82%
Annual Return 2013	rr_AnnualReturn2013	15.03%
Annual Return 2014	rr_AnnualReturn2014	11.26%
Annual Return 2015	rr_AnnualReturn2015	(2.62%)
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Institutional Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.30%

[1]	For Investor Class shares, effective March 1, 2015, the Distribution and Service (12b-1) Fees were reduced from 0.25% to 0.15% and Shareholder Servicing Fees of 0.10% were implemented. The expense table has been restated to reflect that such rates will be in effect for the entire 2016 fiscal year.
[2]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.